Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	Willis Lease Finance Corp
Entity Central Index Key	0001018164
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-15369
Entity Tax Identification Number	68-0070656
Entity Address, Address Line One	4700 Lyons Technology Parkway
Entity Address, City or Town	Coconut Creek
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33073
City Area Code	561
Local Phone Number	349-9989
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	WLFC
Security Exchange Name	NASDAQ